CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 282,756	$ 279,551	$ 197,543
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	132,134	143,491	100,443
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,586	47,094	47,843
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	73,921	54,728	28,242
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 42,115	$ 34,238	$ 21,015